Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity

15. SHAREHOLDERS' EQUITY

Appropriations from Earnings

Pursuant to the laws and regulations of the ROC and the respective Articles of Incorporation, SMI Taiwan, the Company's largest subsidiary, must make appropriations from annual earnings to non-distributable reserve which could affect the Company's ability to pay cash or stock dividends, if any. SMI Taiwan subsidiary may only distribute dividends after it has made allowances as determined under ROC GAAP at each year-end for:

a.	Payment of taxes;

b.	Recovery of prior years' deficits, if any;

c.	10% of remaining balance after deduction for a and b as legal reserve;

d.	Special reserve based on relevant laws or regulations or 10% of remaining balance for deduction from above a to c as special reserve when necessary;

e.	Cash or stock bonus to employees at 0.01% of any remaining earnings after the above reserves have been appropriated, based on a resolution of the board of directors. If bonus to employees is in the form of stock, the bonus may also be appropriated to employees of subsidiaries under the board of directors' approval;

Transfer of Additional Paid-in Capital

As of December 31, 2009, the accumulated deficit amounted to NT$456,381 thousand. Pursuant to Section 34 of the Cayman Companies Law and the Articles of Incorporation of the Company, amounts standing to the credit of the Company's share premium account may be applied as determined by the Company and the board of the directors to pay off prior year losses. On October 20, 2010, the board of directors resolved that an amount of NT$456,381 thousand standing to the credit of the Company's share premium account be applied to eliminate the accumulated deficit from prior years. Accordingly, transfer of additional paid-in capital in the amount of NT$456,381 thousand to eliminate accumulated deficit from prior years was reflected in the consolidated statement of changes in shareholders' equity and comprehensive income for the year ended December 31, 2010.

Share Repurchase Program

On March 12 and August 13, 2008, our Board of Directors approved share buyback plans to repurchase up to US$80 million of the Company's ADSs during the period from March 12, 2008 to August 14, 2010. The program does not obligate the Company to acquire any particular amount of ADS and the program may be modified or suspended at any time at the Company's discretion. All the treasury stock under this share repurchase program was retired in August 2009.

In the year ended December 31, 2008, the Company repurchased 6.2 million of ADSs for a total cost of US$54.3 million. The weighted average purchase price per ADS repurchased was US$8.76. The Company did not repurchase any ADSs in the years ended December 31, 2009 and 2010.